Disposal of subsidiaries/ Disposal group classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2025
Disposal Of Subsidiaries Disposal Group Classified As Held For Sale
Schedule of assets and liabilities of disposal group classified as held for sale

The major classes of assets and liabilities of Disposal groups classified as held for sale are as follows:

2023
HK$

Property, plant and equipment	6,273,767
Right-of-use assets	10,189,425
Amount due from related parties	63,550
Inventories	298,221
Trade receivables	217,209
Deposits, other receivables and prepayments	6,551,199
Cash and bank balance	7,884,815

Total assets classified as held for sale	31,478,186

Lease Liabilities	27,294,255
Provision for reinstatement costs	530,000
Amount due to directors	1,679,488
Trade payables	2,175
Accruals and other payables	1,972,268

Total liabilities classified as held for sale	31,478,186

Schedule of consideration received
May 14,
2024
HK$

Consideration received
Cash	15,600

Schedule of assets and liabilities disposal

Assets and liabilities at the date of disposal were as follows:

May 14,
2024
HK$

Property, plant and equipment	10,322,156
Right-of-use assets	10,189,424
Amounts due from fellow subsidiaries	1,307,913
Amount due from ultimate holding company	15,600
Inventories	969,410
Trade receivables	341,028
Deposits, other receivables and prepayments	7,529,293
Cash and bank balance	8,074,727
Lease liabilities	(23,986,314)
Provision for reinstatement costs	(530,000)
Amount due to a director	(10,000)
Amounts due to fellow subsidiaries	(63,542,091)
Trade payables	(516,367)
Accruals and other payables	(8,827,504)

Net liabilities disposed	(58,662,725)

Gain on disposal	58,678,325